UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, February 13, 2009

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. NAM Tokyo itself does not exercise investment discretion with respect to any Section 13(f) Securities positions held by its operating subsidiaries, which subsidiaries in fact exercise investment discretion. However, based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to such positions in
Section 13(f) securities held by its operating subsidiaries. In that regard, the
Section 13(f) Securities positions of Nomura Asset Management U.S.A. Inc.("NAM USA"), which is an operating subsidiary of NAM Tokyo that hold Section 13(f) securities positions but that does not meet the $100 million threshold for filing the Form 13F, are reflected on the Form 13F filed by NAM Tokyo. The
Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 132,993 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN  SH/   PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT  PRN   CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                        COM       009363102         2,012    51,608 SH           Sole               51,608    0     0
ALTRIA GROUP INC                  COM       02209S103         1,830   121,497 SH           Sole              121,497    0     0
AMERICAN EXPRESS CO               COM       025816109         1,503    81,000 SH           Sole               81,000    0     0
ANALOG DEVICES INC                COM       032654105           745    39,148 SH           Sole               39,148    0     0
APACHE CORP                       COM       037411105         2,530    33,950 SH           Sole               33,950    0     0
BANK OF AMERICA CORPORATION       COM       060505104         1,056    75,000 SH           Sole               75,000    0     0
BANK OF NEW YORK MELLON CORP      COM       064058100         4,634   163,581 SH           Sole              163,581    0     0
BARRICK GOLD CORP                 COM       067901108         2,406    65,442 SH           Sole               65,442    0     0
BRISTOL MYERS SQUIBB CO           COM       110122108         2,930   126,000 SH           Sole              126,000    0     0
CA INC                            COM       12673P105         1,445    78,000 SH           Sole               78,000    0     0
CISCO SYSTEMS INC                 COM       17275R102         3,071   188,430 SH           Sole              188,430    0     0
COCA COLA CO                      COM       191216100         1,358    30,000 SH           Sole               30,000    0     0
CONOCOPHILLIPS                    COM       20825C104         3,419    65,996 SH           Sole               65,996    0     0
CVS CAREMARK CORPORATION          COM       126650100         2,451    85,280 SH           Sole               85,280    0     0
DELL INC                          COM       24702R101           926    90,450 SH           Sole               90,450    0     0
DEVON ENERGY CORP NEW             COM       25179M103         3,710    56,464 SH           Sole               56,464    0     0
DISNEY WALT CO                    COM       254687106         1,715    75,566 SH           Sole               75,566    0     0
DR PEPPER SNAPPLE GROUP INC       COM       26138E109           527    32,446 SH           Sole               32,446    0     0
EBAY INC                          COM       278642103           870    62,329 SH           Sole               62,329    0     0
EXELON CORP                       COM       30161N101         1,537    27,630 SH           Sole               27,630    0     0
EXPRESS SCRIPTS INC               COM       302182100         1,649    30,000 SH           Sole               30,000    0     0
EXXON MOBIL CORP                  COM       30231G102         9,106   114,068 SH           Sole              114,068    0     0
FREEPORT-MCMORAN COPPER & GO      COM       35671D857         1,465    59,947 SH           Sole               59,947    0     0
GENERAL ELECTRIC CO               COM       369604103         3,306   204,082 SH           Sole              204,082    0     0
HOME DEPOT INC                    COM       437076102         2,147    93,285 SH           Sole               93,285    0     0
INTEL CORP                        COM       458140100         3,097   211,230 SH           Sole              211,230    0     0
INTERNATIONAL BUSINESS MACHS      COM       459200101         2,657    31,565 SH           Sole               31,565    0     0
INTUIT                            COM       461202103         2,066    86,823 SH           Sole               86,823    0     0
JOHNSON & JOHNSON                 COM       478160104         6,509   108,795 SH           Sole              108,795    0     0
JPMORGAN & CHASE & CO             COM       46625H100         3,207   101,700 SH           Sole              101,700    0     0
KRAFT FOODS INC                   COM       50075N104         3,276   122,014 SH           Sole              122,014    0     0
LOCKHEED MARTIN CORP              COM       539830109         5,117    60,859 SH           Sole               60,859    0     0
MEDCO HEALTH SOLUTIONS INC        COM       58405U102         5,266   125,643 SH           Sole              125,643    0     0
MICROSOFT CORP                    COM       594918104         3,601   185,218 SH           Sole              185,218    0     0
MIRANT CORP NEW                   COM       60467R100         1,006    53,316 SH           Sole               53,316    0     0
MOHAWK INDS INC                   COM       608190104         1,726    40,162 SH           Sole               40,162    0     0
MOODYS CORP                       COM       615369105         1,548    77,070 SH           Sole               77,070    0     0
PEABODY ENERGY CORP               COM       704549104         1,662    73,064 SH           Sole               73,064    0     0
PEPSICO INC                       COM       713448108         2,385    43,553 SH           Sole               43,553    0     0
PFIZER INC                        COM       717081103         4,109   232,000 SH           Sole              232,000    0     0
PHILIP MORRIS INTL INC            COM       718172109         2,946    67,708 SH           Sole               67,708    0     0
SAFEWAY INC                       COM       786514208         1,141    48,000 SH           Sole               48,000    0     0
SYMANTEC CORP                     COM       871503108         1,341    99,200 SH           Sole               99,200    0     0
TARGET CORP                       COM       87612E106         2,936    85,036 SH           Sole               85,036    0     0
TELUS CORP                        COM       87971M202         1,138    40,256 SH           Sole               40,256    0     0
TIME WARNER  INC                  COM       887317105         2,013   200,078 SH           Sole              200,078    0     0
TOLL BROTHERS INC                 COM       889478103         2,113    98,600 SH           Sole               98,600    0     0
UNITED TECHNOLOGIES CORP          COM       913017109         3,103    57,897 SH           Sole               57,897    0     0
VERIZON COMMUNICATIONS INC        COM       92343V104         3,080    90,869 SH           Sole               90,869    0     0
WASTE MGMT INC DEL                COM       94106L109         2,863    86,402 SH           Sole               86,402    0     0
WELLS FARGO & CO NEW              COM       949746101         3,417   115,917 SH           Sole              115,917    0     0
WILLIS GROUP HOLDINGS LTD         SHS       G96655108         1,321    53,086 SH           Sole               53,086    0     0

                                            TOTAL           132,993